Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued liabilities and other current liabilities [Abstract]
Accrued revenue sharing fees		¥ 298,805	¥ 160,248
Accrued salaries and welfare		169,041	168,300
Accrued bandwidth costs		71,507	53,399
Market promotion expenses		29,358	5,944
Business and other taxes payable		14,370	15,220
Value added taxes payable		16,010	2,734
Interests payable		14,795	13,944
Others		68,003	58,914
Total	$ 105,266	¥ 681,889	¥ 478,703